Insurance business - Discount rates (Details)	Dec. 31, 2023	Dec. 31, 2022
Hong Kong dollar-denominated structural foreign exchange | HSBC Life (International) Limited | 10-year discount rate (%)
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield used to discount cash flows that do not vary based on returns on underlying items	402.00%	456.00%
Hong Kong dollar-denominated structural foreign exchange | HSBC Life (International) Limited | 20-year discount rate (%)
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield used to discount cash flows that do not vary based on returns on underlying items	421.00%	463.00%
Hong Kong dollar-denominated structural foreign exchange | Hang Seng Insurance Company Limited | 10-year discount rate (%)
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield used to discount cash flows that do not vary based on returns on underlying items	416.00%	470.00%
Hong Kong dollar-denominated structural foreign exchange | Hang Seng Insurance Company Limited | 20-year discount rate (%)
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield used to discount cash flows that do not vary based on returns on underlying items	434.00%	476.00%
$ | HSBC Life (International) Limited | 10-year discount rate (%)
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield used to discount cash flows that do not vary based on returns on underlying items	447.00%	459.00%
$ | HSBC Life (International) Limited | 20-year discount rate (%)
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield used to discount cash flows that do not vary based on returns on underlying items	491.00%	496.00%
$ | Hang Seng Insurance Company Limited | 10-year discount rate (%)
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield used to discount cash flows that do not vary based on returns on underlying items	462.00%	480.00%
$ | Hang Seng Insurance Company Limited | 20-year discount rate (%)
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield used to discount cash flows that do not vary based on returns on underlying items	506.00%	517.00%
€ | HSBC Assurances Vie (France) | 10-year discount rate (%)
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield used to discount cash flows that do not vary based on returns on underlying items	296.00%	366.00%
€ | HSBC Assurances Vie (France) | 20-year discount rate (%)
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield used to discount cash flows that do not vary based on returns on underlying items	297.00%	333.00%